ULTIMUS
                                Your Fund Matters



August 1, 2003


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

         Re:      Williamsburg Investment Trust
                  File No. 33-25301


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 38) has been filed electronically.

     Please contact the undersigned at (513) 587-3403 if you have any questions concerning this filing.


Very truly yours,
WILLIAMSBURG INVESTMENT TRUST

/s/ John F. Splain

John F. Splain
Secretary




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Ultimus Fund Solutions, LLC      135 Merchant Street, Suite 230      Phone:  513 587 3400
www.ultimusfundsolutions.com     Cincinnati, Ohio 45246              Fax:    513 587 3450
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